Consolidated Statements of Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Loss
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0